INFORMATION BY INDUSTRY SEGMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
INFORMATION BY INDUSTRY SEGMENT
INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated papers, including coated groundwood and coated freesheet; hardwood market pulp; and other, consisting of specialty papers.  We operate primarily in one geographic segment, North America.  Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.  Our assets are utilized across segments in our integrated mill system and are not identified by segment or reviewed by management on a segment basis.

The following table summarizes the industry segment data for the three-month periods ended March 31, 2014 and 2013:

	Three Months Ended
	March 31,
(Dollars in thousands)	2014	2013
Net Sales:
Coated papers	$218,262	$250,516
Hardwood market pulp	36,220	37,229
Other	44,631	45,475
Total	$299,113	$333,220
Operating Income (Loss):
Coated papers	$(44,101)	$(3,954)
Hardwood market pulp	3,929	2,698
Other	(6,367)	110
Total	$(46,539)	$(1,146)
Depreciation, Amortization, and Depletion:
Coated papers	$18,840	$19,223
Hardwood market pulp	4,406	4,482
Other	2,437	2,275
Total	$25,683	$25,980
Capital Spending:
Coated papers (1)	$13,299	$(5,997)
Hardwood market pulp	2,961	266
Other	206	270
Total	$16,466	$(5,461)

(1) In 2013, capital spending attributable to the coated papers segment included the effect of a $13.7 million cash inflow from governmental grants associated with a renewable energy project of at our mill in Bucksport, Maine.

INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated papers, including coated groundwood and coated freesheet; hardwood market pulp; and other, consisting of specialty papers.  We operate primarily in one geographic segment, North America.  Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.  Our assets are utilized across segments in our integrated mill system and are not identified by segment or reviewed by management on a segment basis.

The following table summarizes the industry segments for the years ended December 31, 2013, 2012, and 2011:

	VERSO PAPER			VERSO HOLDINGS
	Year Ended December 31,			Year Ended December 31,
(Dollars in thousands)	2013	2012	2011	2013	2012	2011
Net Sales:
Coated papers	$1,062,555	$1,177,050	$1,418,817	$1,062,555	$1,177,050	$1,418,817
Hardwood market pulp	156,099	140,816	150,111	156,099	140,816	150,111
Other	170,245	156,746	153,561	170,245	156,746	153,561
Total	$1,388,899	$1,474,612	$1,722,489	$1,388,899	$1,474,612	$1,722,489
Operating Income (Loss):
Coated papers (1)	$14,546	(26,166)	(4,726)	$14,546	(26,115)	3,470
Hardwood market pulp	21,540	9,215	33,357	21,540	9,215	33,357
Other	(2,186)	(15,470)	(12,945)	(2,186)	(15,470)	(12,945)
Total	$33,900	$(32,421)	$15,686	$33,900	$(32,370)	$23,882
Depreciation, Amortization, and Depletion:
Coated papers	$77,976	$90,740	$98,370	$77,976	$90,740	$98,370
Hardwood market pulp	18,125	18,000	17,249	18,125	18,000	17,249
Other	8,629	9,438	9,676	8,629	9,438	9,676
Total	$104,730	$118,178	$125,295	$104,730	$118,178	$125,295
Capital Spending:
Coated papers	$33,595	$57,807	$65,227	$33,595	$57,807	$65,227
Hardwood market pulp (2)	5,752	(325)	23,695	5,752	(325)	23,695
Other	1,313	2,427	1,350	1,313	2,427	1,350
Total	$40,660	$59,909	$90,272	$40,660	$59,909	$90,272

(1)
Included here is the effect of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, recognized in 2012, which is entirely attributable to the coated papers segment.

(2)
Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow received in 2012 from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.